FINANCIAL INCOME (EXPENSES) (Tables)	12 Months Ended
Dec. 31, 2021
FINANCIAL INCOME (EXPENSES)
Schedule of financial income (expenses)

	2021	2020	2019
Financial Income
Interest income	312,978	177,236	272,158
Interest receivable (customers, taxes and other)	111,585	98,232	177,636
Gain on derivative transactions (Note 32)	149,089	181,162	315,351
Foreign exchange variations on loans and financing (Note 21)	—	—	5,140
Other income with foreign exchange and monetary variation (judicial deposits, taxes and others) (1)	734,336	780,663	209,447
Other financial income	2,545	114,237	153,138
Total	1,310,533	1,351,530	1,132,870

Financial Expenses
Loan, financing, debenture and leases charges (Note 21) (2)	(924,215)	(648,816)	(830,686)
Foreign exchange variations on loans and financing (Note 21)	—	—	(4,036)
Loss on derivative transactions (Note 32)	(161,779)	(179,128)	(263,388)
Interest payable (financial institutions, provisions, trade accounts payable, taxes and other)	(194,223)	(129,030)	(144,779)
Expenses with monetary variations of provisions for contingencies (Note 20)	(887,446)	(555,542)	(483,773)
Other expenses with foreign exchange and monetary variation (suppliers, taxes and others)	(76,276)	(250,281)	(131,518)
IOF, Pis, Cofins and other financial expenses	(193,174)	(162,162)	(94,831)
Total	(2,437,113)	(1,924,959)	(1,953,011)
Financial income (expenses), net	(1,126,580)	(573,429)	(820,141)
(1)	For the years ended December 31, 2021 and 2020, include the amount related to PIS and COFINS tax credits (Note 9) amounting to R$609,096 and R$512,659, respectively , arising from decisions on lawsuits, in favor of the Company.
(2)	Includes the consolidated amounts of R$828,710, R$526,127 and R$457,985 in the years ended December 31, 2021, 2020 and 2019, respectively, related to leases charges (Note 21.e).